Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Contractual Obligations

The following table summarizes contractual obligations as of December 31, 2021:

	Payments due by period
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total

Lease liabilities	2,913	4,477	2,007	932	10,329
Other lease obligations	66	1,258	1,362	2,040	4,726
Contract research organization agreements	1,681	—	—	—	1,681
Total contractual cash obligation	4,659	5,735	3,370	2,972	16,735
The following table summarizes contractual obligations as of December 31, 2020:

	Payments due by period
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total

Lease liabilities	2,103	3,453	1,157	150	6,863
Other lease obligations	97	185	185	46	513
In-license agreements	249	—	—	—	249
Contract research organization agreements	1,704	220	—	—	1,924
Total contractual cash obligation	4,153	3,858	1,342	196	9,549